INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current
Borrowings	$ 66,477,209	$ 65,308,928	$ 34,037,971
Corporate bonds	8,416,768	3,262,924	4,644,621
Non-current
Corporate bonds	8,018,884		3,889,874
Borrowings	37,079,521	25,708,205	40,952,164
Amortized cost
Current
Corporate bonds	8,416,768	3,262,924	4,644,621
Non-current
Corporate bonds	8,018,884		3,889,874
Fair value
Current
Corporate bonds	7,632,806	3,126,570	4,317,658
Non-current
Corporate bonds	6,972,332		3,395,857
Bank borrowings
Current
Borrowings	46,467,308	44,061,555	18,594,823
Non-current
Borrowings	16,239,743	25,253,940	36,383,297
Bank borrowings | Amortized cost
Current
Borrowings	46,467,308	44,061,555	18,594,823
Non-current
Borrowings	16,239,743	25,253,940	36,383,297
Bank borrowings | Fair value
Current
Borrowings	46,857,879	42,633,227	16,216,748
Non-current
Borrowings	14,274,547	20,610,018	33,993,312
Discount checks
Current
Borrowings	5,807,303	10,243,204	9,638,789
Discount checks | Amortized cost
Current
Borrowings	5,807,303	10,243,204	9,638,789
Discount checks | Fair value
Current
Borrowings	$ 5,230,123	$ 9,209,508	$ 8,950,197